Cash and cash equivalents (Tables)	6 Months Ended
Jun. 30, 2020
Cash and cash equivalents.
Schedule of Cash and cash equivalents	(in thousands of Russian Roubles)

	June 30,	December 31,
	2020	2019
Bank balances	2,388,222	2,012,424
Call deposits	37,313	75,931
Petty cash	387	860
Total cash and cash equivalents	2,425,922	2,089,215